SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,352,742	$ 1,352,742
Less: accumulated depreciation and amortization	(1,319,420)	(1,140,317)
Property, plant and equipment, net	33,322	212,425
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	801,158	801,158
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	5,115	5,115
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	179,144	179,144
Less: accumulated depreciation and amortization	(289,274)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	94,083	94,083
Less: accumulated depreciation and amortization	(289,274)
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	273,242	$ 273,242
Less: accumulated depreciation and amortization	$ (289,274)